Share-based payments (Details)	12 Months Ended
	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 GBP (£) EquityInstruments £ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 GBP (£) EquityInstruments £ / shares	Jun. 30, 2020 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement
Expenses related to equity-settled share-based payment transactions | £		£ 198,000		£ 1,386,000	£ 818,000
Expenses related to cash-settled share-based payment transactions | £		£ 828,000		£ 616,000	£ 617,000
Class A ordinary shares
Disclosure of terms and conditions of share-based payment arrangement
Shares reserved for issuance | shares	16,000,000	16,000,000
Shares that remain available for issuance | shares	14,788,222	14,788,222
Outstanding in share-based payment arrangement at beginning of year		199,062
Awarded		98,888
Vested		(67,659)
Forfeited		(38,240)
Outstanding in share-based payment arrangement at end of year		192,051		199,062
Fair value of shares awarded (per share) | (per share)	$ 10.59	£ 8.72	$ 14.66	£ 10.61
Class A ordinary shares | Gross award
Disclosure of terms and conditions of share-based payment arrangement
Outstanding in share-based payment arrangement at beginning of year		373,973
Awarded		233,399
Vested		(166,215)
Forfeited		(72,723)
Outstanding in share-based payment arrangement at end of year		368,434		373,973